UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FROM 13F

	FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
						   [ ] adds new holdings entries.

Institutional Investment Manager Filing the Report:

Name:	Northern Cross Investments, Ltd.
Address:	48 Par-La-Ville Road
		Suite 577
		Hamilton, Bermuda  HM11

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing the Report on Behalf of Reporting Manager:

Name:	Hakan Castegren
Title:	President
Phone:	617-951-0004
Signature, Place, and Date of Signing:

Hakan Castegren	Hamilton, Bermuda		April 18, 2001


Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

	FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		11

Form 13F Information Table Value Total:		$547,639



List of Other Included Managers:			None

                                                   FORM 13F INFORMATION TABLE



      Column 1         Column 2   Column 3 Column 4Column 5         Column 6   Column 7 Column8

                                            VALUE   SHARES/ SH/PUT/INVESTMENT   OTHER   VOTING AUTHORITY
   NAME OF ISSUER    TITLE OF CLAS  CUSIP  (x$1000) PRN AMT PRNCALLDISCRETION  MANAGERS   SOLE  SHARED NONE

Anglo American       ADR          03485P102 101,7571,758,225sh        Sole              1,758,225
Banco Comm Portuges SSpsrd ADR New059749303  11,763  543,306sh        Sole               543,306
Billiton             ADR          90171109  161,59035,750,00sh        Sole              35,750,000
Ericsson L M Tel Co. ADR CL B SEK1294821400  18,0343,224,000sh        Sole              3,224,000
Gencor               ADR          368681201   1,467  500,000sh        Sole               500,000
News Corp            ADR          652487703 102,2073,255,000sh        Sole              3,255,000
Rio Tinto            Spsrd ADR    74974K706   1,865   26,583sh        Sole                26,583
Royal Dutch Pete Co  NY Reg GLDR 5780257705  94,1931,699,000sh        Sole              1,699,000
Sony Corp            ADR New      835699307  12,283  170,000sh        Sole               170,000
Telefonica SA        Spsrd ADR    879382208   4,790  100,000sh        Sole               100,000
Telesp Celular ParticADR          87952L108  37,6912,545,000sh        Sole              2,545,000










